Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	$ 39,585	$ 174,968
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	52,651	49,926
Changes in fair value of commodity hedging instruments	12,483	20,057
Reserve for doubtful accounts	26	(46)
Amortization of loan fees and original issue discount	1,628	1,515
Stock-based compensation expense	6,181	4,010
Deferred income taxes	28,561	4,989
Excess tax benefit from stock-based compensation	0	(337)
Income from equity method investment, net of dividends	5,517	3,619
Loss (gain) on disposal of assets, net	130	(282)
Changes in operating assets and liabilities:
Accounts receivable	21,824	19,016
Inventories	(136,055)	(43,851)
Prepaid expenses	(6,758)	11,909
Other assets	(62)	(33,451)
Accounts payable and accrued liabilities	(14,362)	(99,041)
Other long-term liabilities	1,049	(1,349)
Net cash provided by operating activities	1,104	104,978
Cash flows from investing activities:
Capital expenditures	79,029	53,195
Use of restricted cash	32,323	43,400
Proceeds from the sale of assets	219	624
Net cash used in investing activities	(46,487)	(9,171)
Cash flows from financing activities:
Additions to long-term debt	0	300,000
Payments on long-term debt and capital lease obligations	(1,922)	(1,375)
Borrowings on revolving credit facility	70,000	0
Repayments on revolving credit facility	(62,500)	(269,000)
Deferred financing costs	0	6,551
Purchase of common stock for treasury	(75,000)	(25,000)
Distribution to non-controlling interest holders	(28,995)	(33,665)
Dividends paid	(35,601)	(28,638)
Excess tax benefit from stock-based compensation	0	337
Net cash used in financing activities	(134,018)	(63,892)
Net increase (decrease) in cash and cash equivalents	(179,401)	31,915
Cash and cash equivalents at beginning of period	772,502	431,159
Cash and cash equivalents at end of period	$ 593,101	$ 463,074